Organization and Nature of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business
ORGANIZATION AND NATURE OF BUSINESS

NextEra Energy Partners, LP (NEP) was formed as a Delaware limited partnership on March 6, 2014 as an indirect wholly-owned subsidiary of NextEra Energy, Inc. (NEE), a Florida corporation. NEP was formed to be a growth-oriented limited partnership that would acquire, manage and own clean and contracted generation assets with stable long-term cash flows.

On July 1, 2014, NEP completed its initial public offering by issuing 18,687,500 common units at a price to the public of $25 per unit (IPO). The proceeds from the IPO, net of underwriting discounts, commissions and structuring fees, were approximately $438 million, of which NEP used approximately $288 million to purchase 12,291,593 common units of NextEra Energy Operating Partners, LP (NEP OpCo) from NextEra Energy Equity Partners, LP (NEE Equity), a limited partnership formed under the laws of the State of Delaware and an indirect wholly-owned subsidiary of NEE, and approximately $150 million to purchase 6,395,907 NEP OpCo common units from NEP OpCo.

NEP OpCo is a limited partnership with general and limited partners. As a result of the IPO, NEP has consolidated the results of NEP OpCo and its subsidiaries because of its controlling interest in the general partner of NEP OpCo. At December 31, 2014, NEP owned a 20.1% limited partnership interest in NEP OpCo and NEE Equity owned a noncontrolling 79.9% limited partnership interest in NEP OpCo.

In connection with the IPO, NEP acquired the following portfolio of clean, contracted renewable energy assets (initial portfolio):

Project	Commercial Operation Date	Resource	MW	Counterparty	Contract Expiration	Project Financing (Maturity)
Northern Colorado	September 2009	Wind	174	Public Service Company of Colorado	2029 (22 MW) / 2034 (152 MW)	Mountain Prairie (2030)
Elk City	December 2009	Wind	99	Public Service Company of Oklahoma	2030	Mountain Prairie (2030)
Perrin Ranch	January 2012	Wind	99	Arizona Public Service Company	2037	Canyon Wind (2030)
Moore	February 2012	Solar	20	Independent Electricity System Operator (IESO)	2032	St. Clair (2031)
Sombra	February 2012	Solar	20	IESO	2032	St. Clair (2031)
Conestogo	December 2012	Wind	23	IESO	2032	Trillium (2033)
Tuscola Bay	December 2012	Wind	120	DTE Electric Company	2032	Canyon Wind (2030)
Summerhaven	August 2013	Wind	124	IESO	2033	Trillium (2033)
Genesis	November 2013 (125 MW)/ March 2014 (125 MW)	Solar	250	Pacific Gas & Electric Co. (PG&E)	2039	Genesis (2038)
Bluewater	July 2014	Wind	60	IESO	2034	Bluewater (2032)
Total			989

In January 2015, a subsidiary of NEP acquired from NextEra Energy Resources, LLC (NEER) an approximately 250 megawatt (MW) wind energy generating facility, Palo Duro, located in Hansford and Ochiltree Counties, Texas, for approximately $228 million plus the assumption of approximately $248 million in liabilities related to differential membership interests. Palo Duro commenced commercial operations in December 2014.

In October 2014, a subsidiary of NEP entered into an agreement with NEER to acquire, and on February 27, 2015, acquired the development rights and facilities under construction of a 20 MW solar generating facility, Shafter, located in Shafter, California for approximately $64 million. Shafter commenced commercial operations in May 2015.

In April 2015, a subsidiary of NEP made an equity investment in three NEER solar projects currently under construction in California. Once completed, the solar projects are expected to have a total generating capacity of 277 MW. Through a series of transactions, a subsidiary of NEP issued 1,000,000 NEP OpCo Class B Units, Series 1 and 1,000,000 NEP OpCo Class B Units, Series 2, to NEER for 50% of the ownership interests in the three solar projects. NEER, as holder of the Class B Units, will retain 100% of the economic rights in the projects to which the respective Class B Units relate, including the right to all distributions paid by the project subsidiaries that own the projects to NEP OpCo. NEER has agreed to indemnify NEP against all risks relating to NEP’s ownership of the projects and construction of the projects until NEER offers to sell economic interests to NEP and NEP accepts such offer, if NEP chooses to do so. NEER has also agreed to continue to manage the construction and operation of the projects at its own cost, and to contribute to the projects any capital necessary for the construction and operation of the projects, until NEER offers to sell economic interests to NEP and NEP accepts such offer.

In May 2015, a subsidiary of NEP completed the acquisition from NEER of (1) Ashtabula Wind III, LLC, a project company that owns an approximately 62 MW wind generating facility located in North Dakota; (2) Baldwin Wind Holdings, LLC, which indirectly owns an approximately 102 MW wind generating facility located in North Dakota; (3) Mammoth Plains Wind Project Holdings, LLC, which indirectly owns an approximately 199 MW wind generating facility located in Oklahoma; and (4) FPL Energy Stateline Holdings, L.L.C., which indirectly owns a 300 MW wind generating facility located in Oregon and Washington for total consideration of approximately $424 million in cash consideration, excluding post-closing working capital and other adjustments, and the assumption of approximately $269 million in existing debt and tax equity financing.